Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Line Items]
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1263
Auditor Location	Canada
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Titan Mining Corporation and its subsidiaries (the “Company”), as of December 31, 2025 and 2024, the related consolidated statements of income (loss) and other comprehensive income (loss), changes in equity and cash flows for each of the years then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and its financial performance and its cash flows for each of the two years in the period ended December 31, 2025, in accordance with International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board.